Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation: The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include for each of the three years in the period ended December 31, 2012, the accounts and operating results of the Company. Intercompany balances and transactions have been eliminated in consolidation. The Company consolidates subsidiaries where it holds a controlling financial interest or it has an interest in a variable interest entity (VIE). The condition for a controlling financial interest is ownership of majority of the voting interest of over 50% of the outstanding voting shares or the power to direct the activities of the entity that most significantly affect the entity's economic performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity. Noncontrolling interest in both equity and income statement of subsidiaries are stated separately.

Use of Estimates
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Foreign Currency Transactions
Foreign Currency Transactions: The functional currency of Aegean and its material subsidiaries is the U.S. dollar because the Company purchases and sells marine petroleum products in the international oil and gas markets and because the Company's vessels operate in international shipping markets; both of these international markets transact business primarily in U.S. dollars. The Company's accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities denominated in other currencies are adjusted to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income. The financial statements of the Company's subsidiaries with functional currencies other than U.S. dollars, the functional currency of the Company's subsidiaries have been converted to U.S. dollars by the application of the translation method (current rate method).  All assets and liabilities are translated using the period end exchange rate.  Shareholders equity accounts are translated using historical rates.  Revenues and expenses are translated using the weighted average exchange rate in effect during the period.  Exchange differences on the translation of entities with functional currencies other than the U.S. dollar, are recognized directly in the foreign currency translation reserve as other comprehensive income.

Cash and Cash Equivalents	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.
Restricted Cash
Restricted Cash: Restricted cash consists of interest-bearing deposits with certain banks as cash collateral against outstanding short-term facilities and retention accounts that can only be used for the purposes of repayment of current portions of long-term loans. Restricted cash also includes interest-bearing deposits with an international bank as cash collateral against standby letters of credit issued by the same bank to a shipyard. Restricted cash is classified as non-current when the funds are to be used to acquire non-current assets.

Trade Receivables, net
Trade Receivables, net:  Management is responsible for approving credit to customers, setting and maintaining credit standards, and managing the overall quality of the credit portfolio. The Company performs ongoing credit evaluations of its customers based upon payment history and the assessments of customers' credit worthiness. The Company generally provides payment terms of approximately 30 days. The Company continuously monitors collections and payments from its customers and maintains a provision for estimated credit losses based upon its historical experience with its customers, current market conditions of its customers, and any specific customer collection issues. Accounts receivable are reduced by an allowance for amounts that may become uncollectible in the future. The Company had accounts receivable of $526,450, and $477,738 before allowances for bad debts of $1,354 and $3,503 as of December 31, 2011 and 2012, respectively.  Allowances for bad debt are summarized as follows:

Allowances for doubtful accounts
Balance, December 31, 2010	$1,293
- Additions	61
Balance, December 31, 2011	$1,354
- Additions	2,919
Balance, December 31, 2012	$4,273

The Company transfers ownership of eligible trade accounts receivable to a third-party purchaser without recourse in exchange of cash. The factoring of trade accounts receivable under the agreement is accounted for as a sale. Proceeds from the transfer reflect the face value of the account less a discount. The receivables sold pursuant to this factoring agreement are excluded from trade receivables in the consolidated balance sheets and are reflected as cash provided by operating activities in the consolidated statements of cash flows. The Company continues to service, administer and collect the receivables sold under this program. The Company does not record a servicing asset or liability on the consolidated balance sheets as the Company estimates the fee it receives is at fair valaue. Servicing fees during the year ended December 31, 2012 are recorded in the interest and finance costs in the accompanying consolidated statements of income. The third-party purchaser has no recourse to the Company's assets for failure of debtors to pay when due.

Insurance Claims
Insurance Claims: Insurance claims are recorded on the accrual basis once recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed. Insurance claims represent the claimable expenses, net of deductibles, incurred through

December 31 of each year, which are expected to be recovered from insurance companies.

Inventory
Inventories: Inventories comprise marine fuel oil ("MFO"), marine gas oil ("MGO"), lubricants and victualling stores, which are stated at the lower of cost or market. Cost is determined by the first in, first out method.

Vessel Cost
Vessel Cost: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Advances and milestone payments made to shipyards during construction periods are classified as "Advances for vessels under construction and acquisitions" until the date of delivery and acceptance of the vessel, at which date they are reclassified to "Vessels, cost". Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, capitalized interest and other expenses directly related to the construction of the vessels.

Amounts of interest to be capitalized during the asset acquisition period are determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period.  The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period. If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of the Company.

Vessels acquired as a part of an acquisition are recognized at their fair value as at the date of the acquisition.

Vessel Depreciation on Ocean- going Bunkering Tankers
Vessel Depreciation on Ocean- going Bunkering Tankers: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's estimated salvage value is equal to the product of its light-weight tonnage and the estimated scrap rate. Management estimates the useful life of the Company's bunkering and non-bunkering tankers to be 30 years and 25 years, respectively, from the date of initial delivery from the shipyard. Management estimates the useful life of the Company's floating storage facilities to be 30 years from the date of acquisition. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. However, when regulations place limitations on the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective.

Vessel Depreciation on In-Land Waterway Bunkering Tankers
Vessel Depreciation on In-Land Waterway Bunkering Tankers: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's estimated salvage value is equal to the product of its light-weight tonnage and the estimated scrap rate. Management estimates the useful life of the in-land waterway bunkering tankers to be 45 years from the date of the initial delivery from the shipyard.

Intangible Assets
Intangible Assets: Intangible assets consist of three concession agreements, in the United Kingdom, the Canary Islands and Panama and a non-compete covenant in Belgium.
Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date. Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, if any. These assets are being amortized over their useful life.

Goodwill
Goodwill: Goodwill represents the excess of the purchase price over the net of the fair value of the identifiable tangible and intangible assets acquired and the fair value of liabilities assumed in business acquisitions. As required by the goodwill topic of the FASB Accounting Standard Codification, goodwill is not amortized, but reviewed as of December 31 of each year for impairment. The Company also evaluates goodwill for impairment at any time that events occur or circumstances change indicating a possible impairment. The Company tests for goodwill impairment using the two-step process. The first step is a screen for potential impairment, while the second step measures the amount of impairment. Fair value of the reporting units is derived using discounted cash flow analysis.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets: Accounting guidance requires that long-lived assets and certain identifiable intangible assets held and used or to be disposed of by an entity, be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In evaluating useful lives and carrying values of long-lived assets, the Company reviews certain indicators of potential impairment, such as vessel sale and purchase prices in the marketplace, business plans and overall market conditions. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset and any future disposal is less than its carrying amount, the asset should be evaluated for an impairment loss. In developing estimates of future cash flows, the Company relied upon estimates made by management with regard to the Company's vessels, including future deliveries, operating expenses, and the estimated remaining useful lives of the vessels. These assumptions are based on historical trends as well as future expectations and are consistent with the plans and forecasts used by management to conduct its business. The variability of these factors depends on a number of conditions, including uncertainty about future events and general economic conditions; therefore, the Company's accounting estimates might change from period to period. In the event that undiscounted projected net operating cash flows were less than carrying value, the Company would estimate the fair value of the related asset and record a charge to operations calculated by comparing the asset's carrying value to the estimated fair value.  Measurement of the impairment loss is based on the fair value of the asset as determined by management considering third-party valuations and discounted future cash flows attributable to the vessel or asset group. The Company regularly reviews the carrying amount of its long-lived assets. The Company had no impairment losses in any of the periods presented.

Accounting for Drydocking Costs
Accounting for Drydocking Costs: The Company's vessels are generally required to be drydocked every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are in operation. The Company follows the deferral method of accounting for drydocking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next drydocking is scheduled to become due. Unamortized drydocking costs of vessels that are sold are written off against income in the year of the vessel's sale.

Leases
Leases: The Company leases properties for operations from time to time.  Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

The Company records vessels under capital leases as fixed assets at the lower of the present value of the minimum lease payments at inception of the lease or the fair value of the vessel. Vessels under capital leases are amortized over the estimated remaining useful life of the vessel or until the end of the lease term, if shorter.  Assets held under capital leases are presented as "Advances for vessels under construction and acquisitions" in the balance sheet until the vessel is deemed ready for its intended use and the balance is reclassified to "Vessels, cost".  The current portion of capitalized lease obligations are reflected in the balance sheet in "Accrued and other current liabilities" and remaining long-term capitalized lease obligations are presented as "Other non-current liabilities".

Financing Costs
Financing Costs: Fees incurred for obtaining new loans or refinancing existing loans are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are generally expensed in the period the repayment or refinancing is made.

Pension and Retirement Benefit Obligations
Pension and Retirement Benefit Obligations: The vessel-owning companies included in the consolidation employ the crew on board under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post retirement benefits. The Company's full-time Greek employees are covered by state-sponsored pension funds for which the Company is required to contribute a portion of the monthly salary of these employees to the fund (i.e., a defined contribution plan). Upon retirement of these employees, the state-sponsored pension funds are responsible for paying the employees' retirement benefits and accordingly, the Company has no obligation for these benefits.

Accounting for Revenues and Expenses
Accounting for Revenues and Expenses: Revenues are principally earned from the physical supply of marine petroleum products via the Company's bunkering tankers. In this respect, sales of marine petroleum products and cost of sales of marine petroleum products are recorded in the period when the marine petroleum products are loaded onto the customer's vessel. In Greece, revenues are earned from the sale of marine petroleum  products through a related party physical supplier (refer to Note 5). These sales and the respective cost of sales are recorded in the period when the related party physical supplier delivers the marine petroleum products to the customer.

For arrangements in which the Company physically supplies marine petroleum products via its own bunkering tankers, cost of marine petroleum products sold represents amounts paid by the Company for marine petroleum products sold in the period being reported on.  For arrangements in which marine petroleum products are purchased from the Company's related party physical supplier, cost of marine petroleum products sold represents the total amount paid by the Company to the physical supplier for marine petroleum products and the delivery thereof to the Company's customer.

Revenues are also generated from voyage agreements of the Company's vessels. Under a voyage charter the revenues and associated voyage costs are recognized over the duration of the voyage.  A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or upon vessel arrival to the agreed upon port based on the terms of a voyage contract and is not cancelable and voyage is deemed to end upon the completion of discharge of the delivered cargo.

The Company also recognizes other revenues which mainly derive from brokerage and agency fees, throughput fees and storage fees. These revenues are recognized when services are performed and collectability is reasonably assured.

Operating expenses are accounted for on the accrual basis. The selling and distribution expenses generally represent indirect expenses incurred for selling and distribution and related to the delivery of the products and services to the customers. The general and administrative expenses are presented separately and represent the administrative cost of managing the Company such as the office administrative personnel, the maintenance of the Company's office property, equipment and other fixed assets and its depreciation, and all the general office expenses, professional fees, travel expenses and utilities.

Repairs and Maintenance
Repairs and Maintenance: All vessel repair and maintenance expenses, including major overhauling (which are non-scheduled repairs and maintenance work undertaken on a vessel's engine) and underwater inspections are expensed in the year incurred. Such costs are included in other operating expenses in the accompanying consolidated statements of income.

Income Taxes
Income Taxes: The Company accounts for income taxes using the liability method, as required by the generally accepted accounting principles for income taxes reporting. Under this method deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities at each period end corresponding to those jurisdictions subject to income taxes.  Deferred tax assets and liabilities are recognized for all temporary   items and an offsetting valuation allowance is recorded to the extent that it is not more likely than not that the asset will be realized.  Deferred tax is measured based on tax rates and laws enacted at the balance sheet date in any jurisdiction.

Income tax regulations in the different countries in which the Company operates under which the Company's uncertain income tax positions are determined could be interpreted differently resulting in tax obligations differing from those currently presented. In this sense, the income tax returns of the Company's primary tax jurisdictions remain subject to examination by related tax authorities.

Earnings per Common Share
Earnings per Common Share: Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares deemed outstanding during the year. Net income available to common stockholders is calculated as net income less that amount allocable to non-vested share-based payment awards that contain rights to receive non-forfeitable dividends or dividend equivalents and participate equally in undistributed earnings.  Non-vested share-based payment awards have no contract obligations to share in the losses of the entity and are therefore excluded from the calculation of loss per share. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised.  Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company's common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation. Non-vested shares are included in the calculation of the diluted earnings per shares, based on the weighted average number of non-vested shares assumed to be outstanding during the period.

Contingencies
Contingencies: The Company accrues for a loss if the Company deems it probable that a liability has been incurred at the date of the financial statements and the amount of that loss can be reasonably estimated. If the Company deems it reasonably possible that a liability has been incurred, the nature of the contingency and an estimate of the amount of loss is disclosed in the notes to the financial statements.

Financial Instruments
Financial Instruments:  The carrying amounts of the current financial assets and current financial liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these financial instruments. The fair value of revolving credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the revolving credit facilities.  The carrying value approximates the fair market value for the floating rate loans because interest rates are based on the market rates.

The Company enters into derivative contracts in order to mitigate the risk of market price fluctuations in fuel and the interest rate risk deriving from its loan agreements.  The derivative instruments are classified according to the accounting guidance provided by US generally accepted accounting principles for derivative instruments and hedging activities. The Company currently does not apply hedge accounting to its derivative instruments.

Interest Rate Swap: Changes in the estimated fair value of the interest rate swap are recognized as components of interest and finance costs in the consolidated statement of income. The fair value of the contract is recorded in the Company's consolidated balance sheet in non-current liabilities.

Fuel Pricing Contracts: Changes in the estimated fair value of the fuel pricing contracts are recognized as components of cost of revenue in the consolidated statement of income.  The fair value of the outstanding fuel pricing contracts is separately presented in the Company's consolidated balance sheet in current assets/liabilities.  The Company classifies cash flows related to derivative financial instruments within cash used in operating activities in the consolidated statement of cash flows.

For more information on the Company's derivatives, see Note 16.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:

There are no recent accounting pronouncements effective for the current period whose adoption would have a material effect on the Company's consolidated financial statements in the current period.